Assets held for sale and Vessels and drydock - Assets held for sale (Details) $ in Thousands	1 Months Ended				3 Months Ended		6 Months Ended				12 Months Ended
	Aug. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) tanker	Feb. 28, 2022 USD ($)	Jun. 30, 2022 USD ($) tanker	Mar. 31, 2022 tanker	Jun. 30, 2022 tanker	Jun. 30, 2022 USD ($) tanker	Jun. 30, 2022 vessel tanker	Jun. 30, 2021 USD ($)	Dec. 31, 2021 tanker	Jun. 30, 2022 vessel
Disclosure of detailed information about property, plant and equipment [line items]
Loss on sales of vessels and write-down of vessel held for sale								$ (69,218)		$ 0
Repayments of borrowings					$ 313,100			$ 507,764		$ 341,449
Debt extinguishment cost					$ 2,900
STI Fontvieille
Disclosure of detailed information about property, plant and equipment [line items]
Debt extinguishment cost				$ 200
STI Benicia
Disclosure of detailed information about property, plant and equipment [line items]
Debt extinguishment cost			$ 200
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels in agreement to sell | vessel									17
Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels in agreement to sell | tanker											17
Vessels | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels in agreement to sell | tanker											1
Vessels | LR2
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels in agreement to sell | vessel									3
Vessels | LR1
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels in agreement to sell | vessel									12
Vessels | MR
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels in agreement to sell | vessel									2
Non-current assets held for sale | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels in agreement to sell					9	7	18		18
Gross sales price of vessels					$ 558,200
Loss on sales of vessels and write-down of vessel held for sale					$ 63,800
Number of vessels classified as held for sale			2		2		2	2	2			2
Non-current assets held for sale | Vessels | LR2
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels in agreement to sell					2		3		3
Decrease through classified as held for sale, goodwill					$ (500)
Non-current assets held for sale | Vessels | LR2 | STI Savile Row, STI Carnaby and STI Nautilus
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels in agreement to sell | tanker							3
Non-current assets held for sale | Vessels | LR2 | STI Savile Row
Disclosure of detailed information about property, plant and equipment [line items]
Gross sales price of vessels								$ 43,000
Non-current assets held for sale | Vessels | LR2 | STI Carnaby
Disclosure of detailed information about property, plant and equipment [line items]
Gross sales price of vessels								43,000
Non-current assets held for sale | Vessels | LR2 | STI Nautilus
Disclosure of detailed information about property, plant and equipment [line items]
Gross sales price of vessels								$ 42,700
Number of vessels classified as held for sale | tanker			1		1		1	1	1
Non-current assets held for sale | Vessels | LR2 | STI Nautilus | Sale of Ship
Disclosure of detailed information about property, plant and equipment [line items]
Repayments of borrowings		$ 20,000
Loss on sales of vessels, net	$ (2,500)
Non-current assets held for sale | Vessels | LR1
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels in agreement to sell					6	6	12		12
Non-current assets held for sale | Vessels | LR1 | 12 LR1s
Disclosure of detailed information about property, plant and equipment [line items]
Gross sales price of vessels								$ 413,800
Non-current assets held for sale | Vessels | MR
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels in agreement to sell					1	1	3		3
Non-current assets held for sale | Vessels | MR | STI Nautilus
Disclosure of detailed information about property, plant and equipment [line items]
Gross sales price of vessels								34,900
Non-current assets held for sale | Vessels | MR | STI Fontvieille
Disclosure of detailed information about property, plant and equipment [line items]
Gross sales price of vessels								23,500
Non-current assets held for sale | Vessels | MR | STI Benicia
Disclosure of detailed information about property, plant and equipment [line items]
Gross sales price of vessels								26,500
Repayments of borrowings			$ 14,200
Debt extinguishment cost								$ 500
Number of vessels classified as held for sale | tanker			1		1		1	1	1
Loss on sales of vessels, net								$ 5,400